united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 4/30

Date of reporting period: 10/31/19

Item 1. Reports to Stockholders.

HOLBROOK INCOME FUND

Class I Shares (HOBIX)
Investor Class Shares (HOBEX)

Semi-Annual Report

October 31, 2019

Advised by:
Holbrook Holdings, Inc.
1722 NW Raleigh St. #416
Portland, OR 97212

www.holbrookholdings.com
1-877-345-8646

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.holbrookholdings.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Holbrook Income Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for each period ended October 31, 2019, compared to its benchmark:

			Annualized
	Six Months Return	1 Year Return	Since Inception (a)
Class I	2.83%	4.53%	4.39%
Investor Class	2.59%	4.02%	3.87%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index (b)	5.71%	11.51%	2.69%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 31, 2019, the Fund’s total annual operating expenses are 1.67% for Class I and 2.17% for Investor Class shares. After fee waivers or reimbursements by the Advisor, the Fund’s total annual operating expenses are 1.31% for Class I and 1.81% for Investor Class shares. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, front-end of contingent deferred sales loads, brokerage commissions, borrowing costs (such as interest and dividend expense on securities sold short), expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of average daily net assets attributable to Class I shares and Investor Class shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the reimbursement was made. For performance information current to the most recent month- end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is July 6, 2016 for Class I and Investor Class.

(b)	The Bloomberg Barclays U.S. Aggregate Bond Total Return Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage- Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	35.6%
United States Government Securities	17.5%
Banks	13.9%
Diversified Financial Services	7.0%
REITs	5.7%
Oil & Gas	2.6%
Pipelines	2.5%
Insurance	2.3%
Financial Services - Closed End Funds	1.8%
Machinery - Diversified	1.4%
Other Assets Less Liabilities	9.7%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
October 31, 2019

Shares		Variable Rate (%)	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 4.5%
	BANKS - 0.2%
7,484	Customers Bancorp, Inc.	3 Month LIBOR + 5.300%	7.000	+	Perpetual	$192,956

	COUNTRY FUNDS-CLOSED-END - 1.2%
43,340	Priority Income Fund, Inc.		6.250		12/31/2023	1,095,635
10,000	Priority Income Fund, Inc.		6.375		12/31/2024	248,000
						1,343,635
	FINANCIAL SERVICES-CLOSED END FUNDS - 1.8%
37,400	Kayne Anderson MLP/Midstream Investment Co.		3.500		4/15/2020	938,740
13,000	OFS Credit Co., Inc.		6.876		3/31/2024	333,450
28,839	RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	740,297
						2,012,487
	INSURANCE - 0.4%
25,494	AmTrust Financial Services, Inc.		7.750		Perpetual	438,497

	INVESTMENT COMPANIES - 0.2%
4,159	Gladstone Investment Corp.		6.250		9/30/2023	106,262
3,000	Gladstone Investment Corp.		6.375		8/31/2025	77,910
						184,172
	OIL & GAS - 0.6%
42,527	Nabors Industries Ltd.		5.595		5/1/2021	663,421

	REITS - 0.1%
8,330	Wheeler Real Estate Investment Trust, Inc.		8.780	++	Perpetual	130,653

	TOTAL PREFERRED STOCK (Cost - $4,899,436)					4,965,821

Principal
	CORPORATE BONDS - 72.2%
	AUTO MANUFACTURERS - 0.4%
$200,000	Ford Motor Credit Co LLC	3 Month LIBOR + 0.790%	2.920	+	6/12/2020	199,955
200,000	Ford Motor Credit Co LLC	3 Month LIBOR + 0.810%	2.870	+	4/5/2021	198,481
						398,436
	BANKS - 13.7%
15,000	Bank of America Corp.	4(USISDA30-USISDA05-0.250%)	0.148	+	2/28/2024	12,881
46,000	Bank of America Corp.	CPI YOY + 1.100%	2.911	+	11/19/2024	45,597
25,000	Bank of Nova Scotia	4(CMS30-CMS2-0.250%)	0.000	+	7/29/2033	17,735
342,000	Bank of Nova Scotia	4(USISDA30-USISDA02-1.00%)	0.000	+	1/30/2034	236,561
525,000	Barclays Bank PLC	CPI YOY + 0.800%	2.611	+	8/24/2021	523,950
5,000	Barclays Bank PLC	4(USISDA30-USISDA05-0.250%)	0.072	+	6/17/2033	3,612
731,000	BNP Paribas SA	4(CMS30-CMS5)	1.636	+	4/30/2033	470,398
90,000	BNP Paribas SA	4(USISDA30-USISDA05-2.00%)	0.000	+	4/30/2033	60,651
50,000	Citigroup, Inc.	CPI YOY + 1.000%	2.811	+	9/29/2024	49,750
81,000	Citigroup, Inc.	5(USISDA30-USISDA05)	1.530	+	1/29/2029	67,651
826,000	Citigroup, Inc.	9(USISDA30-USISDA05-0.250%)	0.000	+	6/18/2034	620,822
197,000	Citigroup, Inc.	5(USISDA30-USISDA02)	1.695	+	7/30/2034	126,080
391,000	Citigroup, Inc.	10(USISDA30-USISDA02-0.875%)	0.000	+	4/30/2035	248,285
1,000,000	Customers Bancorp, Inc.		3.950		6/30/2022	1,011,882
1,000,000	Customers Bancorp, Inc.		4.500		9/25/2024	1,026,200
500,000	Eagle Bancorp, Inc.		5.750		9/1/2024	525,828
147,000	Goldman Sachs Group, Inc.	4(USISDA30-USISDA05)	1.428	+	11/19/2027	127,496
250,000	Goldman Sachs Group, Inc.	4(USISDA30-USISDA05-0.200%)	0.696	+	2/11/2028	197,259
118,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-0.150%)	0.804	+	2/28/2028	93,893
1,433,000	Goldman Sachs Group, Inc.	4(USISDA30-USISDA05-0.800%)	0.316	+	3/6/2028	1,128,264
45,000	Goldman Sachs Group, Inc.	4(USISDA30-USISDA05-0.200%)	0.044	+	3/22/2028	35,356
199,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-0.250%)	0.216	+	5/23/2028	154,242
482,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-0.250%)	0.108	+	5/30/2028	373,181
45,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-0.200%)	0.316	+	6/6/2028	36,965
200,000	Goldman Sachs Group, Inc.	5(CMS30-CMS5)	1.790	+	8/15/2028	165,800
35,000	Goldman Sachs Group, Inc.	4.25(USISDA30-USISDA05)	1.385	+	11/13/2028	28,412
5,000	Goldman Sachs Group, Inc.	5(USISDA30-USISDA05-0.330%)	1.235	+	3/19/2029	4,318
40,000	Goldman Sachs Group, Inc.	4(CMS30-CMS2-0.250%)	0.000	+	11/21/2029	31,042
55,000	HSBC USA, Inc.	4.6(USISDA30-USISDA05-0.300%)	1.012	+	12/4/2028	48,482
120,000	JPMorgan Chase & Co.	4(USISDA30-USISDA05-0.275%)	0.000	+	9/20/2023	110,664
815,000	Manufacturers & Traders Trust Co.	1 Month LIBOR + 1.215%	3.019	+	12/28/2020	815,383
50,000	Morgan Stanley	CPI YOY + 2.000%	3.811	+	4/25/2023	50,375
100,000	Morgan Stanley	CPI YOY + 2.000%	3.811	+	5/17/2023	100,875
34,000	Morgan Stanley	USISDA10	1.564	+	3/27/2025	31,322
50,000	Morgan Stanley	6(USISDA30-USISDA02)	1.596	+	8/31/2026	38,938
45,000	Morgan Stanley	5(USISDA30-USISDA02)	2.145	+	3/30/2027	35,888
340,000	Morgan Stanley	4(USISDA30-USISDA05-0.200%)	3.104	+	6/28/2028	243,525
69,000	Morgan Stanley	4(USISDA30-USISDA5)	3.104	+	6/28/2028	49,508
100,000	Morgan Stanley	10(USISDA30-USISDA02)	0.352	+	11/30/2030	71,000
1,329,000	Morgan Stanley	2.7(CMS30-CMS2)	3.142	+	8/12/2031	1,129,650
213,000	Morgan Stanley	5(USISDA30-USISDA02)	2.015	+	3/15/2032	141,645
59,000	Morgan Stanley	6(USISDA30-USISDA02)	2.574	+	3/30/2032	41,890
520,000	Morgan Stanley	4.5(USISDA30-USISDA05)	0.906	+	8/19/2033	357,500
138,000	Morgan Stanley	4(USISDA30-USISDA02)	0.436	+	11/27/2033	86,250
100,000	Morgan Stanley	4(USISDA30-USISDA02)	0.280	+	2/28/2034	62,625
230,000	Morgan Stanley Finance LLC	20(USISDA30-USISDA02)	1.410	+	12/30/2036	187,450
461,000	Morgan Stanley Finance LLC	20(USISDA30-USISDA02)	7.140	+	4/28/2037	375,139

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2019

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	CORPORATE BONDS - 72.2% (Continued)
	BANKS - 13.7% (Continued)
$567,000	Morgan Stanley Finance LLC	10(CMS30-CMS2)	0.610	+	9/29/2037	$389,813
814,000	Natixis US Medium-Term Note Program LLC	4(USISDA30-USISDA05)	1.632	+	7/31/2028	722,425
410,000	Natixis US Medium-Term Note Program LLC	5(USISDA30-USISDA05)	2.295	+	9/30/2028	332,100
640,000	Natixis US Medium-Term Note Program LLC	5.5(USISDA30-USISDA05)	1.370	+	2/28/2029	528,000
50,000	Natixis US Medium-Term Note Program LLC	8(USISDA30-USISDA02)	0.336	+	11/30/2030	31,938
450,000	Natixis US Medium-Term Note Program LLC	4.5(USISDA30-USISDA05)	1.152	+	8/29/2033	382,905
276,000	Natixis US Medium-Term Note Program LLC	5(USISDA30-USISDA05)	1.755	+	11/27/2033	217,350
50,000	Natixis US Medium-Term Note Program LLC	7(USISDA30-USISDA02)	0.490	+	10/31/2034	30,813
55,000	Royal Bank of Canada	CPI YOY + 1.000%	2.750	+	1/28/2020	55,011
50,000	Royal Bank of Canada	4.5(USISDA30-USISDA05)	2.066	+	6/30/2029	42,950
200,000	UBS AG Jersey Branch	USISDA10	2.600	+	12/30/2019	196,750
114,000	Wells Fargo & Co.	CPI YOY + 1.250%	3.061	+	5/28/2021	109,907
45,000	Wells Fargo & Co.	CPI YOY + 0.850%	2.661	+	12/11/2023	43,875
400,000	Wells Fargo & Co.	CPI YOY + 1.000%	2.811	+	2/24/2027	396,840
300,000	Wells Fargo Bank NA	3 Month LIBOR + 0.510%	2.463	+	10/22/2021	301,181
						15,184,078
	BEVERAGES - 0.3%
300,000	Constellation Brands, Inc.	3 Month LIBOR + 0.700%	2.858	+	11/15/2021	300,024

	CHEMICALS - 0.3%
306,000	DowDuPont, Inc.	3 Month LIBOR + 0.710%	2.868	+	11/15/2020	307,479

	COMMERCIAL SERVICES - 0.3%
300,000	Equifax, Inc.	3 Month LIBOR + 0.870%	3.028	+	8/15/2021	300,563

	COMPUTERS - 0.5%
600,000	Hewlett Packard Enterprise Co.	3 Month LIBOR + 0.720%	2.763	+	10/5/2021	600,007

	DIVERSIFIED FINANCIAL SERVICES - 7.0%
300,000	American Express Co.	3 Month LIBOR + 0.600%	2.887	+	11/5/2021	301,672
14,398	B. Riley Financial, Inc.		7.500		10/31/2021	364,557
11,357	B. Riley Financial, Inc.		7.375		5/31/2023	294,601
15,700	B. Riley Financial, Inc.		6.875		9/30/2023	403,804
24,100	B. Riley Financial, Inc.		6.750		5/31/2024	628,528
20,000	B. Riley Financial, Inc.		6.500		9/30/2026	500,000
50,000	Citigroup Global Markets Holdings, Inc.	CPI YOY + 1.350%	2.998	+	8/31/2028	49,330
2,000,000	Cowen, Inc.		7.250		5/6/2024	2,052,911
540,000	Jefferies Group LLC	10(USISDA30-USISDA02)	0.680	+	4/28/2033	402,300
35,000	Jefferies Group LLC	7.5(USISDA30-USUSDA02)	0.533	+	5/31/2034	25,550
120,000	Jefferies Group LLC	10(USISDA10-USISDA02)	10.000	+	6/30/2037	90,600
20,000	Jefferies Group LLC	9(USISDA30-USISDA02)	0.639	+	7/31/2037	14,300
92,000	Jefferies Group LLC	9(USISDA10-USISDA02)	8.000	+	8/31/2037	78,660
565,000	Jefferies Group LLC	10(USISDA10-USISDA02)	0.885	+	10/31/2037	412,450
10,000	Ladenburg Thalmann Financial Services, Inc.		7.750		6/30/2029	259,200
48,265	Medley LLC		7.250		1/30/2024	977,366
7,181	Medley LLC		6.875		8/15/2026	135,694
39,000	Morgan Stanley & Co. LLC	5(CMS30-CMS2)	1.920	+	1/21/2026	29,738
10,000	RAIT Financial Trust		7.625		4/15/2024	237,450
20,000	RAIT Financial Trust		7.125		Perpetual	474,000
						7,732,711
	FINANCIAL SERVICES-CLOSED-END FUNDS - 0.9%
3,336	Eagle Point Credit Co., Inc.		6.750		9/30/2027	85,602
950,000	Nuveen Senior Income Fund		2.000	++	11/1/2021	946,437
						1,032,039
	FOOD - 0.3%
300,000	Kraft Heinz Foods Co.	3 Month LIBOR + 0.570%	2.751	+	2/10/2021	299,788

	INSURANCE - 1.9%
1,765,000	AmTrust Financial Services, Inc.		6.125		8/15/2023	1,789,180
28,425	Atlas Financial Holdings, Inc.		6.625		4/26/2022	286,382
50,000	Prudential Financial, Inc.	CPI YOY + 2.000%	3.811	+	11/2/2020	49,403
						2,124,965
	INVESTMENT COMPANIES - 33.7%
3,000,000	Capital Southwest Corp.		5.375		10/1/2024	3,030,000
37,428	Capital Southwest Corp.		5.950		12/15/2022	971,631
30,995	Capitala Finance Corp.		6.000		5/31/2022	759,377
60,712	Capitala Finance Corp.		5.750		5/31/2022	1,463,159
48,791	Fidus Investment Corp.		6.000		2/15/2024	1,253,929
51,500	Fidus Investment Corp.		5.375		11/1/2024	1,316,597
785,000	FS KKR Capital Corp.		4.250		1/15/2020	786,263
300,000	FS KKR Capital Corp.		4.750		5/15/2022	311,419
1,000,000	FS KKR Capital Corp.		4.625		7/15/2024	1,027,114
52,057	Gladstone Capital Corp.		6.125		11/1/2023	1,350,879
27,900	Gladstone Capital Corp.		5.375		11/1/2024	710,892
46,139	Great Elm Capital Corp.		6.500		9/18/2022	1,168,701
50,147	Great Elm Capital Corp.		6.500		6/30/2024	1,251,168
23,600	Harvest Capital Credit Corp.		6.125		9/15/2022	600,620
7,011	Horizon Technology Finance Corp.		6.250		9/15/2022	179,411
98,900	Investcorp Credit Management BDC, Inc.		6.125		7/1/2023	2,445,797
25,000	Main Street Capital Corp.		4.500		12/1/2019	25,040

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2019

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	CORPORATE BONDS - 72.2% (Continued)
	INVESTMENT COMPANIES - 33.7% (Continued)
$1,800,000	Main Street Capital Corp.		5.200		5/1/2024	$1,940,262
23,903	Medley Capital Corp.		6.500		1/30/2021	591,360
16,756	Medley Capital Corp.		6.125		3/30/2023	393,096
84,319	Monroe Capital Corp.		5.750		10/31/2023	2,151,821
32,232	MVC Capital, Inc.		6.250		11/30/2022	817,403
32,463	New Mountain Finance Corp.		5.750		10/1/2023	843,713
9,880	Newtek Business Services Corp.		6.250		3/1/2023	253,669
93,837	Newtek Business Services Corp.		5.750		8/1/2024	2,421,933
7,000	OFS Capital Corp.		6.500		10/31/2025	178,500
25,000	OFS Capital Corp.		5.950		10/31/2026	625,000
1,300,000	Owl Rock Capital Corp.		5.250		4/15/2024	1,382,755
28,500	Oxford Square Capital Corp.		6.250		4/30/2026	712,357
69,915	PennantPark Investment Corp.		5.500		10/15/2024	1,762,557
73,865	Portman Ridge Finance Corp.		6.125		9/30/2022	1,856,966
10,000	Saratoga Investment Corp.		6.250		8/31/2025	260,800
2,735	Stellus Capital Investment Corp.		5.750		9/15/2022	70,273
35,646	THL Credit, Inc.		6.750		12/30/2022	905,765
44,380	THL Credit, Inc.		6.125		10/30/2023	1,158,318
10,575	TriplePoint Venture Growth BDC Corp.		5.750		7/15/2022	270,713
5,000	WhiteHorse Finance, Inc.		6.500		11/30/2025	132,925
						37,382,183
	MACHINERY - DIVERSIFIED - 1.4%
1,000,000	Briggs & Stratton Corp.		6.875		12/15/2020	995,000
300,000	John Deere Capital Corp.	3 Month LIBOR + 0.260%	2.394	+	9/10/2021	300,240
300,000	Wabtec Corp.	3 Month LIBOR + 1.300%	3.418	+	9/15/2021	300,064
						1,595,304
	MULTI-NATIONAL - 0.1%
150,000	International Bank for Reconstruction & Development	4.5(USISDA30-USISDA05)	1.602	+	5/30/2034	119,745

	OIL & GAS - 2.0%
1,566,000	Continental Resources, Inc.		5.000		9/15/2022	1,579,000
579,000	Phillips 66	3 Month LIBOR + 0.600%	2.732	+	2/26/2021	579,084
106,000	Texaco Capital, Inc.	3 Month LIBOR - 0.225%	2.062	+	11/4/2038	105,941
						2,264,025
	OIL & GAS SERVICES - 0.2%
250,000	SESI LLC		7.125		12/15/2021	190,625

	PHARMACEUTICALS - 0.4%
400,000	Cardinal Health, Inc.	3 Month LIBOR + 0.770%	2.888	+	6/15/2022	401,529

	PIPELINES - 2.5%
2,775,000	MPLX LP **		6.250		10/15/2022	2,826,854

	PRIVATE EQUITY - 0.4%
400,000	Hercules Capital, Inc.		4.625		10/23/2022	400,485

	REAL ESTATE - 0.9%
1,000,000	UIRC-GSA International LLC **		6.000	++	Perpetual	1,000,000

	REITS - 4.2%
1,600,000	CBL & Associates LP		5.250		12/1/2023	1,128,320
58,527	Ready Capital Corp.		6.500		4/30/2021	1,504,144
57,400	Sachem Capital Corp.		7.125		6/30/2024	1,483,216
20,000	Sachem Capital Corp.		6.875		12/30/2024	500,000
						4,615,680
	RETAIL - 0.5%
600,000	Dollar Tree, Inc.	3 Month LIBOR + 0.700%	2.702	+	4/17/2020	600,093

	TELECOMMUNICATIONS - 0.3%
300,000	AT&T, Inc.	3 Month LIBOR + 0.950%	2.951	+	7/15/2021	303,145

	TOTAL CORPORATE BONDS (Cost - $79,342,703)					79,979,758

	CONVERTIBLE BONDS- 4.3%
	INVESTMENT COMPANIES - 1.7%
1,300,000	BlackRock Capital Investment Corp.		5.000		6/15/2022	1,303,421
500,000	New Mountain Finance Corp.		5.750		8/15/2023	525,274
50,000	Prospect Capital Corp.		4.750		4/15/2020	50,434
						1,879,129
	PRIVATE EQUITY - 0.5%
600,000	Hercules Capital, Inc.		4.375		2/1/2022	616,189

	REITS - 1.4%
1,500,000	New York Mortgage Trust, Inc.		6.250		1/15/2022	1,534,688

	TRANSPORTATION - 0.7%
835,000	Golar LNG Ltd.		2.750		2/15/2022	741,584

	TOTAL CONVERTIBLE BOND (Cost - $4,730,765)					4,771,590

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)

Principal			Coupon %	Maturity	Fair Value
		UNITED STATES GOVERNMENT SECURITIES - 17.5%
$5,477,800	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2020	$5,449,876
5,412,450	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2021	5,370,330
4,219,800	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2022	4,188,630
3,334,500	^	United States Treasury Inflation Indexed Bonds	0.125	1/15/2023	3,317,017
1,017,250	^	United States Treasury Inflation Indexed Bonds	0.500	4/15/2024	1,030,927
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $19,341,499)			19,356,780

Shares
	SHORT-TERM INVESTMENTS - 1.50%
1,640,022	Fidelity Institutional Money Market Portfolio, Class I, 1.72% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,640,022)	1,640,022

	TOTAL INVESTMENTS - 100.0% (Cost - $109,954,425)	$110,713,971
	OTHER ASSETS LESS LIABILITIES - 0.0%	14,267
	NET ASSETS - 100.0%	$110,728,238

+	Variable rate security, rate shown represents the rate at October 31, 2019.

++	Step rate, rate shown represents the rate at October 31, 2019.

*	Rate shown represents the rate at October 31, 2019, is subject to change and resets daily.

**	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At October 31, 2019, these securities amounted to $3,826,854 of 3.46% of net assets.

^	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR - London Interbank Offered Rate

CMS2 - Constant Maturity Swap 2 Year Rate

CMS5 - Constant Maturity Swap 5 Year Rate

CMS30 - Constant Maturity Swap 30 Year Rate

CPI YOY - Consumer Price Index Year over Year

USISDA2 - 2 Year USD ICE Swap Rate

USISDA5 - 5 Year USD ICE Swap Rate

USISDA10 - 10 Year USD ICE Swap Rate

USISDA30 - 30 Year USD ICE Swap Rate

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Assets and Liabilities
October 31, 2019 (Unaudited)

ASSETS
Investment securities:
At cost	$109,954,425
At fair value	$110,713,971
Interest receivable	545,005
Receivable for Fund shares sold	467,799
Prepaid expenses and other assets	42,598
TOTAL ASSETS	111,769,373

LIABILITIES
Payable for securities purchased	$749,790
Payable for Fund shares redeemed	195,423
Dividends payable	1,556
Investment advisory fees payable	86,168
Distribution (12b-1) fees payable	6,644
Payable to related parties	210
Accrued expenses and other liabilities	1,344
TOTAL LIABILITIES	1,041,135
NET ASSETS	$110,728,238

NET ASSETS CONSIST OF:
Paid in capital	$110,024,169
Accumulated earnings	704,069
NET ASSETS	$110,728,238

NET ASSET VALUE PER SHARE:

Class I Shares:
Net Assets	$94,539,955
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	9,226,121
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.25

Investor Class Shares:
Net Assets	$16,188,283
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,579,185
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.25

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Operations
For the Six Months Ended October 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend	$890,396
Interest	859,927
TOTAL INVESTMENT INCOME	1,750,323

EXPENSES
Investment advisory fees	308,721
Distribution (12b-1) fees:
Investor Class	27,274
Administrative services fees	35,353
Third party Administration servicing fees	24,111
Registration fees	15,890
Accounting services fees	14,256
Legal fees	13,611
Transfer agent fees	11,221
Compliance officer fees	10,586
Audit fees	9,549
Printing and postage expenses	7,546
Trustees fees and expenses	7,119
Custodian fees	3,289
Insurance expense	2,000
Other expenses	2,977
TOTAL EXPENSES	493,503

Plus: Waived Fees Recaptured by the Advisor	36,541

NET EXPENSES	530,044

NET INVESTMENT INCOME	1,220,279

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	404,873
Realized gain on investments	404,873

Net change in unrealized appreciation on:
Investments	403,350
Unrealized appreciation on investments	403,350

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	808,223

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,028,502

See accompanying notes to financial statements.

Holbrook Income Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$1,220,279	$971,961
Net realized gain(loss) from investments	404,873	(432,185)
Unrealized appreciation from investments	403,350	368,047
Net increase in net assets resulting from operations	2,028,502	907,823

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class I	(1,083,028)	(945,279)
Investor Class	(151,846)	(124,733)
Net decrease in net assets resulting from distributions to shareholders	(1,234,874)	(1,070,012)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	59,210,532	37,686,322
Investor Class	12,411,866	7,372,297
Net asset value of shares issued in reinvestment of distributions:
Class I	1,079,909	939,667
Investor Class	143,258	116,330
Payments for shares redeemed:
Class I	(7,136,675)	(11,745,537)
Investor Class	(2,663,726)	(1,431,821)
Net increase in net assets from shares of beneficial interest	63,045,164	32,937,258

TOTAL INCREASE IN NET ASSETS	63,838,792	32,775,069

NET ASSETS
Beginning of Year/Period	46,889,446	14,114,377
End of Year/Period	$110,728,238	$46,889,446

SHARE ACTIVITY
Class I:
Shares Sold	5,798,601	3,713,978
Shares Reinvested	105,634	93,026
Shares Redeemed	(699,006)	(1,156,636)
Net increase in shares of beneficial interest outstanding	5,205,229	2,650,368

Investor Class:
Shares Sold	1,215,620	723,805
Shares Reinvested	14,006	11,561
Shares Redeemed	(259,129)	(142,244)
Net increase in shares of beneficial interest outstanding	970,497	593,122

See accompanying notes to financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Period Ended
	October 31, 2019		April 30, 2019	April 30, 2018		April 30, 2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.13		$10.18	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.38	0.41		0.25
Net realized and unrealized gain (loss) on investments	0.12		(0.01)	(0.02	) (9)	0.15
Total from investment operations	0.29		0.37	0.39		0.40
Less distributions from:
Net investment income	(0.17)		(0.39)	(0.36)		(0.25)
Net realized gains	—		(0.03)	(0.00	) *	—
Total distributions	(0.17)		(0.42)	(0.36)		(0.25)
Net asset value, end of year/period	$10.25		$10.13	$10.18		$10.15
Total return (3)	2.83	% (4)	3.66%	4.00%		4.03	% (4)
Net assets, at end of period (000s)	$94,539		$40,723	$13,956		$262
Ratio of gross expenses to average net assets (5,7)	1.20	% (6)	1.66%	4.39%		91.70	% (6)
Ratio of net expenses to average net assets (7)	1.30	% (6)	1.30%	1.30%		1.30	% (6)
Ratio of net investment income to average net assets (7,8)	3.22	% (6)	3.78%	4.02%		3.11	% (6)
Portfolio Turnover Rate	37	% (4)	78%	138%		109	% (4)

	Investor Class
	Six Months Ended		Year Ended	Year Ended		Period Ended
	October 31, 2019		April 30, 2019	April 30, 2018		April 30, 2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.13		$10.19	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.33	0.34		0.16
Net realized and unrealized gain (loss) on investments	0.13		(0.02)	0.01		0.20
Total from investment operations	0.27		0.31	0.35		0.36
Less distributions from:
Net investment income	(0.15)		(0.34)	(0.31)		(0.21)
Net realized gains	—		(0.03)	(0.00	) *	—
Total distributions	(0.15)		(0.37)	(0.31)		(0.21)
Net asset value, end of year/period	$10.25		$10.13	$10.19		$10.15
Total return (3)	2.59	% (4)	3.05%	3.53%		3.63	% (4)
Net assets, at end of period (000s)	$16,188		$6,166	$158		$53
Ratio of gross expenses to average net assets (5,7)	1.70	% (6)	2.16%	4.89%		89.19	% (6)
Ratio of net expenses to average net assets (7)	1.80	% (6)	1.80%	1.80%		1.80	% (6)
Ratio of net investment income to average net assets (7,8)	2.74	% (6)	3.23%	3.30%		1.97	% (6)
Portfolio Turnover Rate	37	% (4)	78%	138%		109	% (4)

(1)	Fund commenced investment operations on July 6, 2016.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

*	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Holbrook Income Fund
Notes to Financial Statements
October 31, 2019 (Unaudited)

1.	ORGANIZATION

The Holbrook Income Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on July 6, 2016. The investment objective is to provide current income, with a secondary objective of capital preservation in a rising interest rate environment.

The Fund offers Class I and Investor Class shares. Both classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than the Investor Class shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short -term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. The fair value committee is composed of one or more representatives from each of the (i) Trust, (ii)administrator, and (iii) advise. The applicable investments are valued collectively via inputs from each groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2019 (Unaudited)

insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$4,965,821	$—	$—	$4,965,821
Corporate Bonds	37,013,876	42,965,882	—	79,979,758
Convertible Bonds	—	4,771,590	—	4,771,590
United States Government Securities	—	19,356,780	—	19,356,780
Short-Term Investments	1,640,022	—	—	1,640,022
Total Assets	$43,619,719	$67,094,252	$—	$110,713,971

*	Refer to the Portfolio of Investments for classifications.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2017 to April 30, 2019, or expected to be taken in the Fund’s April 30, 2020 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

3.	PRINCIPLE INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to: Business Development Company (“BDC”) Risk, Closed end Fund Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Investment Companies and Exchange-Traded Funds (“ETFs”) Risk, Limited History of Operations, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Quantitative Investing Risk, Underlying Fund Risk, U.S. Government Securities Risk and Valuation Risk.

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2019 (Unaudited)

Fixed Income Risk – When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

LIBOR Risk – The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process, which have subsequently resulted in investigations and fines. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund. In 2017, the United Kingdom’s Financial Conduct Authority warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects, and may be less liquid than common stocks.

Treasury Inflation Protected Securities Risk – The value of inflation protected securities issued by the U.S. Treasury (“TIPS”) generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable.

Please refer to the Fund’s prospectus for a full listing of risks associated with the Fund’s investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended October 31, 2019, amounted to $90,136,900 and $27,422,700 respectively.

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2019 (Unaudited)

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least September 1, 2020, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of the Fund’s average daily net assets for Class I and Investor Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the reimbursement was made.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.30% and 1.80% of average daily net assets attributable to Class I and Investor Class shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.30% and 1.80% of average daily net assets for Class I and Investor Class shares, respectively. If Fund Operating Expenses attributable to Class I and Investor Class shares subsequently exceed 1.30% and 1.80% per annum of the average daily net assets, the reimbursements shall be suspended. During the year ended April 30, 2019, the Advisor has waived/reimbursed $93,307 in expenses to the Fund which may be recaptured by April 30, 2022. During the period ended April 30, 2017 the Advisor has waived/reimbursed $160,022 in expenses to the fund which may be recaptured by April 30, 2020. During the period ended April 30, 2018 the Advisor has waived/reimbursed $167,689 in expenses to the fund which may be recaptured by April 30, 2021.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for the Investor Class and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended October 31, 2019, pursuant to the Plan, the Investor Class paid $27,274.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I and Investor Class shares. For the six months ended October 31, 2019, the Distributor received $0 and $0 in underwriting commissions for sales of Class I and Investor Class shares, respectively, of which $0 and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class I and Investor Class shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2019 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
110,014,980	1,430,427	(731,436)	698,991

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended April 30, 2019 and April 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	April 30, 2019	April 30, 2018
Ordinary Income	$1,068,790	$219,827

As of April 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$35,810	$—	$—	$(390,616)	$(2,112)	$267,359	$(89,559)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized losses, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, investments in partnerships, contingent debt payment instruments, trust preferred securities, and adjustments for accrued dividends payable.

At April 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$312,114	$78,502	$390,616	$—

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2019 (Unaudited)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2019, Charles Schwab & Co., Inc. held approximately 78% of the voting securities of the Holbrook Income Fund, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Holbrook Income Fund
Expense Example (Unaudited)
October 31, 2019

As a shareholder of the Holbrook Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Holbrook Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from May 1, 2019, through October 31, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/01/2019	For the period	Value 10/31/2019	the Period*
Actual
Class I	$1,000.00	1.30%	$1,028.30	$6.63
Investor Class	1,000.00	1.80%	1,018.60	9.17

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/01/2019	For the period	Value 10/31/2019	the Period*
Hypothetical
Class I	$1,000.00	1.30%	$1,025.90	$6.60
Investor Class	1,000.00	1.80%	1,016.10	9.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Adviser
Holbrook Holdings Inc
1722 NW Raleigh St. #416
Portland, OR 97212

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies. Not Applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/6/2020

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 1/6/2020